LOANS, FINANCING AND DEBENTURES - Export Credit Supported Facility (Details) - Export Credit Supported Facility $ in Thousands	Nov. 01, 2022 USD ($)
LOANS, FINANCING AND DEBENTURES
Maximum borrowing capacity	$ 800,000
Interest rate	4.63%
Debt instrument term	10 years